Fair value of Financial Instruments (As Restated) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value measurements

The following tables present the Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of March 31, 2025	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$43,535	$43,535	$—	$—
Commercial paper	—	—	—	—
U.S. Treasuries	13,846	—	13,846	—
Total cash equivalents	57,381	43,535	13,846	—
Marketable securities:
Commercial paper	—	—	—	—
U.S. Treasuries	65,515	—	65,515	—
U.S. Government agency bonds	69,306	—	69,306	—
Corporate bonds	55,548	—	55,548	—
Total marketable securities	190,369	—	190,369	—
Total financial assets	$247,750	$43,535	$204,215	$—

Financial liabilities:
Contingent consideration (2)	6,991	—	—	6,991
Total financial liabilities	$6,991	$—	$—	$6,991

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of December 31, 2024	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$44,426	$44,426	$—	$—
Total cash equivalents	44,426	44,426	—	—
Marketable securities:
Commercial paper	1,494	—	1,494	—
U.S. Treasuries	61,857	—	61,857	—
U.S. Government agency bonds	93,978	—	93,978	—
Corporate bonds	75,084	—	75,084	—
Total marketable securities	232,413	—	232,413	—
Total financial assets	$276,839	$44,426	$232,413	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.
(2)	Earnout 2 included in the acquisition of Emission (refer to Note 3 - Acquisitions) requires additional consideration to be paid to the selling shareholders based on the amount and timing of certain performance targets over a five year period ending December 31, 2029. Monte-Carlo simulations were used to determine the fair value, including the following significant unobservable inputs:
projected revenue, a risk adjusted discount rate, and revenue volatility. Increases or decreases in the inputs would have resulted in a higher or lower fair value measurement. The range of outcomes payable is zero to $50.0 million. The fair value of the contingent consideration is recorded in accrued expenses and other current liabilities and non-current portion of contingent consideration on the Consolidated Balance Sheets.

The following tables present the Company’s fair value hierarchy for its financial assets that are measured at fair value on a recurring basis (in thousands):

				Significant
		Quoted prices in	Significant other	unobservable
		active markets	observable inputs	inputs
As of December 31, 2024	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$44,426	$44,426	$—	$—
Total cash equivalents	$44,426	$44,426	$—	$—
Marketable securities:
Commercial paper	$1,494	$—	$1,494	$—
U.S. Treasuries	61,857	—	61,857	—
U.S. Government agency bonds	93,978	—	93,978	—
Corporate bonds	75,084	—	75,084	—
Total marketable securities	232,413	—	232,413	—
Total financial assets	$276,839	$44,426	$232,413	$—

				Significant
		Quoted prices in	Significant other	unobservable
		active markets	observable inputs	inputs
As of December 31, 2023	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$155,367	$155,367	$—	$—
Commercial paper	1,996	—	1,996	—
U.S. Treasuries	4,897	—	4,897	—
Total cash equivalents	$162,260	$155,367	$6,893	$—
Marketable securities:
Commercial paper	$51,498	$—	$51,498	$—
U.S. Government agency bonds	28,398	—	28,398	—
Corporate bonds	67,006	—	67,006	—
Total marketable securities	146,902	—	146,902	—
Total financial assets	$309,162	$155,367	$153,795	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.